SUMMARY OF ACCOUNTING POLICIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Loans held for sale-at lower of cost or market	$ 3,304,000	$ 1,537,000
Mortgage servicing rights, Net	224,000	127,000	144,000
Amortization on mortgage servicing rights	352,000	175,000	62,000
Mortgage servicing rights, carrying value	1,300,000	1,100,000
Servicing mortgage loans	141,300,000	118,700,000
Additional tax liability	$ 206,000
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years